Operating leases (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating lease by lessee [Line Items]
Minimum Operating Leases Payments	₨ 905	₨ 787